UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number     811-07643
                                             ---------------------------

                                Phoenix PHOLIOs(SM)
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,               John H. Beers, Esq.
 Counsel and Secretary for Registrant            Vice President and Counsel
    Phoenix Life Insurance Company             Phoenix Life Insurance Company
           One American Row                           One American Row
        Hartford, CT 06103-2899                    Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------

                   Date of reporting period: January 31, 2007
                                            -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                               [GRAPHIC OMITTED]
                                                                         PHOENIX
--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT

PHOENIX ASSET ALLOCATION PHOLIOS

PHOENIX WEALTH ACCUMULATOR PHOLIO
PHOENIX WEALTH BUILDER PHOLIO
PHOENIX WEALTH GUARDIAN PHOLIO


PHOENIX DIVERSIFYING PHOLIOS
PHOENIX DIVERSIFIER PHOLIO




                    |                    | WOULDN'T YOU RATHER HAVE THIS
                    |                    | DOCUMENT E-MAILED TO YOU?
TRUST NAME:         |                    | ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
PHOENIX PHOLIOS(SM) |  January 31, 2007  | E-DELIVERY AT PHOENIXFUNDS.COM
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------




This report is not authorized for distribution to prospective investors in the Phoenix PHOLIOs(SM) unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT




DEAR PHOENIXFUNDS SHAREHOLDER:

      We are pleased to provide this report for the six months ended January 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options in addition to the Phoenix PHOLIO you own, including numerous individual equity, fixed income and money market funds.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.


Sincerely yours,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

FEBRUARY 2007

TABLE OF CONTENTS


Glossary ................................................................   3
Fund Composition Table ..................................................   4
Phoenix Wealth Accumulator PHOLIO .......................................   5
Phoenix Wealth Builder PHOLIO ...........................................  10
Phoenix Wealth Guardian PHOLIO ..........................................  15
Phoenix Diversifier PHOLIO ..............................................  20
Notes to Financial Statements ...........................................  25
Results of Shareholder Meetings .........................................  29
Board of Trustees' Consideration of Investment Advisory Agreements ......  34


--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


EXCHANGE TRADED FUNDS (ETF)
Portfolios of stocks or bonds that track a specific market index.

FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

ISHARES
Represents shares of an open-end Exchange Traded Fund.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

                         COMPOSITION BY UNDERLYING FUND*
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                             AS OF JANUARY 31, 2007
                                   (UNAUDITED)


                                                                           Wealth        Wealth        Wealth
                                                                         Accumulator     Builder      Guardian      Diversifier
                                                                           PHOLIO        PHOLIO        PHOLIO          PHOLIO
                                                                         -----------     -------      --------      -----------

iShares Goldman Sachs Natural Resources Index Fund                           0.0%          0.0%          0.0%           9.9%

PowerShares DB Commodity Index Tracking Fund                                 0.0%          0.0%          0.0%          14.3%

Phoenix Bond Fund Class A                                                    0.0%          7.2%         15.2%           0.0%

Phoenix Dynamic Growth Fund Class A                                          4.8%          3.9%          3.2%           0.0%

Phoenix Foreign Opportunities Fund Class A                                   8.4%          6.4%          4.1%           0.0%

Phoenix Fundamental Growth Fund Class A                                     14.5%         10.5%          9.0%           0.0%

Phoenix Global Utilities Fund Class A                                        4.3%          4.3%          2.2%          25.4%

Phoenix Growth & Income Fund Class A                                        15.0%         11.5%          8.5%           0.0%

Phoenix Insight High Yield Bond Fund Class A                                 0.0%          1.9%          3.9%           0.0%

Phoenix Institutional Bond Fund Class Y                                      0.0%          7.3%         15.2%           0.0%

Phoenix International Strategies Fund Class A                               12.0%         10.8%          8.1%           0.0%

Phoenix Market Neutral Fund Class A                                          6.3%          5.8%          5.5%          14.2%

Phoenix Mid-Cap Value Fund Class A                                           5.2%          4.3%          3.0%           0.0%

Phoenix Multi-Sector Short Term Bond Fund Class A                            0.0%          1.8%          3.9%           9.4%

Phoenix Pathfinder Fund Class A                                             15.2%         12.0%          9.8%           0.0%

Phoenix Real Estate Securities Fund Class A                                  4.4%          4.5%          2.2%          26.8%

Phoenix Small-Cap Growth Fund Class A                                        5.2%          3.9%          3.1%           0.0%

Phoenix Small-Cap Value Fund Class A                                         4.7%          3.9%          3.1%           0.0%
                                                                           ------        -----         -----          -----
     Total                                                                 100.0%        100.0%        100.0%         100.0%
                                                                           =====         =====         =====          =====

*   Table represents each PHOLIO's holdings in the underlying funds as a percentage of total investments. Financial information and investment strategies for the underlying affiliated funds may be obtained at www.PhoenixFunds.com.

PHOENIX WEALTH ACCUMULATOR PHOLIO

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JULY 31, 2006 TO
JANUARY 31, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Accumulator PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Wealth              Beginning               Ending           Expenses Paid
Accumulator PHOLIO      Account Value         Account Value            During
     Class A            July 31, 2006       January 31, 2007          Period*
------------------      --------------      ----------------       -------------
Actual                     $1,000.00            $1,126.20              $0.17
Hypothetical (5% return
  before expenses)          1,000.00             1,025.05               0.16

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.03%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


      Wealth              Beginning               Ending           Expenses Paid
Accumulator PHOLIO      Account Value         Account Value            During
     Class C            July 31, 2006       January 31, 2007          Period*
------------------      --------------      ----------------      -------------
Actual                     $1,000.00            $1,122.00              $4.15
Hypothetical (5% return
  before expenses)          1,000.00             1,021.25               3.96

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.78%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Accumulator PHOLIO

--------------------------------------------------------------------------------
Fund Investment Allocation (Unaudited)                                   1/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity Funds      75%
Foreign Equity Funds       25


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                       SHARES        VALUE
                                                       -------    -----------

MUTUAL FUNDS--99.9%


DOMESTIC EQUITY FUNDS(c)--75.1%
Phoenix Dynamic Growth Fund Class A(b) ......           42,800    $   490,063
Phoenix Fundamental Growth Fund Class A .....          135,409      1,493,566
Phoenix Growth & Income Fund Class A ........           87,528      1,541,367
Phoenix Market Neutral Fund Class A .........           60,146        650,181
Phoenix Mid-Cap Value Fund Class A ..........           21,009        537,833
Phoenix Pathfinder Fund Class A .............          127,308      1,560,802
Phoenix Real Estate Securities Fund Class A .           11,489        451,180
Phoenix Small-Cap Growth Fund Class A(b) ....           14,806        531,384
Phoenix Small-Cap Value Fund Class A ........           28,701        489,360
                                                                  -----------
                                                                    7,745,736
                                                                  -----------


                                                       SHARES        VALUE
                                                       -------    -----------

FOREIGN EQUITY FUNDS(c)--24.8%
Phoenix Foreign Opportunities Fund Class A ..           34,363    $   865,951
Phoenix Global Utilities Fund Class A .......           35,559        446,619
Phoenix International Strategies Fund Class A           88,821      1,239,935
                                                                  -----------
                                                                    2,552,505
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $9,610,500)                                       10,298,241
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $9,610,500)                                       10,298,241(a)

Other assets and liabilities, net--0.1%                                12,002
                                                                  -----------
NET ASSETS--100.0%                                                $10,310,243
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $731,613 and gross depreciation of $78,721 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $9,645,349.
(b) Non-income producing.
(c) Affiliated fund.


                        See Notes to Financial Statements
6

Phoenix Wealth Accumulator PHOLIO




                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2007
                                   (UNAUDITED)

ASSETS
Investment in affiliated funds at value,
   (Identified cost $9,610,500)                                    $10,298,241
Receivables
   Investment securities sold                                          140,936
   Receivable from adviser                                               5,511
   Fund shares sold                                                        835
Prepaid expenses                                                        13,430
Other assets                                                               936
                                                                   -----------
     Total assets                                                   10,459,889
                                                                   -----------
LIABILITIES
Cash overdraft                                                          57,779
Payables
   Fund shares repurchased                                              69,923
   Professional fee                                                     12,973
   Distribution and service fees                                         2,332
   Transfer agent fee                                                    1,505
   Trustee deferred compensation plan                                      936
   Administration fee                                                      773
   Trustees' fee                                                            76
   Other accrued expenses                                                3,349
                                                                   -----------
     Total liabilities                                                 149,646
                                                                   -----------
NET ASSETS                                                         $10,310,243
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 9,549,016
Distributions in excess of net investment income                      (124,314)
Accumulated net realized gain                                          197,800
Net unrealized appreciation                                            687,741
                                                                   -----------
NET ASSETS                                                         $10,310,243
                                                                   ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,688,736)                     565,340
Net asset value per share                                               $11.83
Offering price per share $11.83/(1-5.75%)                               $12.55


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,621,507)                     307,907
Net asset value and offering price per share                            $11.76



                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Income distributions received from affiliated funds                   $  53,107
Interest                                                                  2,610
                                                                      ---------
   Total investment income                                               55,717
                                                                      ---------
EXPENSES
Investment advisory fee                                                   3,778
Distribution and service fees, Class C                                   11,550
Administration fee                                                        2,498
Transfer agent                                                            6,360
Registration                                                             13,348
Professional                                                             12,194
Custodian                                                                 4,847
Trustees                                                                  1,507
Printing                                                                  1,079
Miscellaneous                                                               332
                                                                      ---------
   Total expenses                                                        57,493
Less expenses reimbursed by investment adviser                          (44,213)
Custodian fees paid indirectly                                             (632)
                                                                      ---------
   Net expenses                                                          12,648
                                                                      ---------
NET INVESTMENT INCOME (LOSS)                                             43,069
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds          (132,623)
Capital gain distributions received from affiliated funds               345,929
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                                 608,439
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                    821,745
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $ 864,814
                                                                      =========

                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Six Months
                                                                                       Ended            From Inception
                                                                                 January 31, 2007      August 4, 2005 to
                                                                                    (Unaudited)          July 31, 2006
                                                                                 ----------------      -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $    43,069           $    9,731
   Net realized gain (loss)                                                              213,306               12,193
   Net change in unrealized appreciation (depreciation)                                  608,439               79,302
                                                                                     -----------           ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           864,814              101,226
                                                                                     -----------           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (114,323)              (6,985)
   Net investment income, Class C                                                        (57,349)              (1,149)
   Net realized long-term gains, Class A                                                 (15,807)                  --
   Net realized long-term gains, Class C                                                  (9,200)                  --
                                                                                     -----------           ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (196,679)              (8,134)
                                                                                     -----------           ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (296,151 and 324,331 shares, respectively)            3,425,275            3,409,647
   Net asset value of shares issued from reinvestment of distributions
     (11,261 and 421 shares, respectively)                                               129,618                4,371
   Cost of shares repurchased (41,100 and 25,724  shares, respectively)                 (456,885)            (273,919)
                                                                                     -----------           ----------
Total                                                                                  3,098,008            3,140,099
                                                                                     -----------           ----------
CLASS C
   Proceeds from sales of shares (109,847 and 230,141 shares, respectively)            1,233,518            2,430,767
   Net asset value of shares issued from reinvestment of distributions
     (5,316 and 41 shares, respectively)                                                  60,868                  428
   Cost of shares repurchased (30,014 and 7,424 shares, respectively)                   (336,736)             (77,936)
                                                                                     -----------           ----------
Total                                                                                    957,650            2,353,259
                                                                                     -----------           ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           4,055,658            5,493,358
                                                                                     -----------           ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                               4,723,793            5,586,450

NET ASSETS
   Beginning of period                                                                 5,586,450                   --
                                                                                     -----------           ----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET
      INVESTMENT INCOME AND UNDISTRIBUTED NET INVESTMENT
      INCOME OF $(124,314) AND $4,289, RESPECTIVELY)                                 $10,310,243           $5,586,450
                                                                                     ===========           ==========

                        See Notes to Financial Statements
8

Phoenix Wealth Accumulator PHOLIO


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                                                  ------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED         FROM INCEPTION
                                                                  JANUARY 31, 2007   AUGUST 4, 2005 TO
                                                                     (UNAUDITED)       JULY 31, 2006
                                                                  ----------------   -----------------
Net asset value, beginning of period                                   $10.73             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                          0.07               0.07(3)
   Capital gain distributions received from affiliated funds             0.39               0.11(3)
   Net realized and unrealized gain (loss)                               0.89               0.60
                                                                       ------             ------
     TOTAL FROM INVESTMENT OPERATIONS                                    1.35               0.78
                                                                       ------             ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.22)             (0.05)
   Distributions from net realized gains                               (0.03)                 --
                                                                       ------             ------
     TOTAL DISTRIBUTIONS                                               (0.25)             (0.05)
                                                                       ------             ------
Change in net asset value                                                1.10               0.73
                                                                       ------             ------
NET ASSET VALUE, END OF PERIOD                                         $11.83             $10.73
                                                                       ======             ======
Total return(1)                                                         12.62%(6)           7.82%(6)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                               $6,689             $3,208
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.03%(5)           0.09%(4)(5)
   Gross operating expenses(2)                                           1.16%(5)           7.43%(5)
   Net investment income (loss)                                          1.53%(5)           0.63%(5)
Portfolio turnover                                                         27%(6)             13%(6)




                                                                                CLASS C
                                                                  ------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED         FROM INCEPTION
                                                                  JANUARY 31, 2007   AUGUST 4, 2005 TO
                                                                     (UNAUDITED)       JULY 31, 2006
                                                                  ----------------   -----------------
Net asset value, beginning of period                                   $10.68             $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                          0.03              (0.01)(3)
   Capital gain distributions received from affiliated funds             0.41               0.10(3)
   Net realized and unrealized gain (loss)                               0.86               0.61
                                                                       ------             ------
     TOTAL FROM INVESTMENT OPERATIONS                                    1.30               0.70
                                                                       ------             ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                (0.19)              (0.02)
   Distributions from net realized gains                               (0.03)                 --
                                                                       ------             ------
     TOTAL DISTRIBUTIONS                                               (0.22)              (0.02)
                                                                       ------             ------
Change in net asset value                                                1.08               0.68
                                                                       ------             ------
NET ASSET VALUE, END OF PERIOD                                         $11.76             $10.68
                                                                       ======             ======
Total return(1)                                                         12.20%(6)           6.97 %(6)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                               $3,622             $2,379
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.78%(5)           0.83 %(4)(5)
   Gross operating expenses(2)                                           2.01%(5)           8.19 %(5)
   Net investment income (loss)                                          0.57%(5)          (0.12)%(5)
Portfolio turnover                                                         27%(6)             13 %(6)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX WEALTH BUILDER PHOLIO

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JULY 31, 2006 TO
JANUARY 31, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Builder PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending         Expenses Paid
Wealth Builder PHOLIO        Account Value      Account Value         During
      Class A                July 31, 2006    January 31, 2007        Period*
-----------------------      -------------    ----------------    -------------
Actual                         $1,000.00         $1,110.20            $0.25

Hypothetical (5% return
  before expenses)              1,000.00          1,024.97             0.24

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.05%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending         Expenses Paid
Wealth Builder PHOLIO        Account Value      Account Value         During
      Class C                July 31, 2006    January 31, 2007        Period*
-----------------------      -------------    ----------------    -------------
Actual                         $1,000.00         $1,105.50            $4.22

Hypothetical (5% return
  before expenses)              1,000.00          1,021.15             4.06

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.80%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Builder PHOLIO

--------------------------------------------------------------------------------
Fund Investment Allocation (Unaudited)                                   1/31/07
--------------------------------------------------------------------------------

As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity Funds                 60%
Foreign Equity Funds                  22
Domestic Fixed Income Funds           18


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                       SHARES       VALUE
                                                       -------   ------------

MUTUAL FUNDS--99.8%

DOMESTIC EQUITY FUNDS(c)--60.1%
Phoenix Dynamic Growth Fund Class A(b) ...........     456,491   $  5,226,827
Phoenix Fundamental Growth Fund Class A ..........   1,277,284     14,088,443
Phoenix Growth & Income Fund Class A .............     876,325     15,432,087
Phoenix Market Neutral Fund Class A ..............     715,400      7,733,473
Phoenix Mid-Cap Value Fund Class A ...............     226,176      5,790,104
Phoenix Pathfinder Fund Class A ..................   1,317,245     16,149,430
Phoenix Real Estate Securities Fund Class A ......     154,039      6,049,099
Phoenix Small-Cap Growth Fund Class A(b) .........     146,301      5,250,732
Phoenix Small-Cap Value Fund Class A .............     307,492      5,242,745
                                                                 ------------
                                                                   80,962,940
                                                                 ------------

FOREIGN EQUITY FUNDS(c)--21.5%
Phoenix Foreign Opportunities Fund Class A .......     343,274      8,650,509
Phoenix Global Utilities Fund Class A ............     465,591      5,847,829
Phoenix International Strategies Fund Class A ....   1,036,453     14,468,884
                                                                 ------------
                                                                   28,967,222
                                                                 ------------

DOMESTIC FIXED INCOME FUNDS(c)--18.2%
Phoenix Bond Fund Class A ........................     950,459      9,723,195
Phoenix Insight High Yield Bond Fund Class A .....     207,050      2,588,127
Phoenix Institutional Bond Fund Class Y ..........     315,808      9,749,002


                                                       SHARES       VALUE
                                                       -------   ------------

DOMESTIC FIXED INCOME FUNDS--CONTINUED
Phoenix Multi-Sector Short Term Bond Fund
Class A ..........................................     520,165   $  2,465,583
                                                                 ------------
                                                                   24,525,907
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $117,589,809)                                    134,456,069
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.8%
(IDENTIFIED COST $117,589,809)                                    134,456,069
-----------------------------------------------------------------------------


                                                     PAR VALUE
                                                       (000)
                                                     ---------

SHORT-TERM INVESTMENTS--0.3%

COMMERCIAL PAPER(d)--0.3%
UBS Finance Delaware LLC 5.26%, 2/1/07                    $390        390,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $390,000)                                            390,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $117,979,809)                                    134,846,069(a)

Other assets and liabilities, net--(0.1)%                            (168,612)
                                                                 ------------
NET ASSETS--100.0%                                               $134,677,457
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,942,372 and gross depreciation of $1,395,493 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $118,299,190.
(b) Non-income producing.
(c) Affiliated fund.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2007
                                   (UNAUDITED)

ASSETS
Investment in affiliated funds at value,
   (Identified cost $117,589,809)                                  $134,456,069
Investment securities at value,
   (Identified cost $390,000)                                           390,000
Cash                                                                      4,419
Receivables
   Fund shares sold                                                     188,488
   Receivable from adviser                                               39,296
   Dividends                                                             25,066
Prepaid expenses                                                         28,514
Other assets                                                             23,513
                                                                   ------------
      Total assets                                                  135,155,365
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              298,074
   Investment securities purchased                                       25,728
   Distribution and service fees                                         49,201
   Trustee deferred compensation plan                                    23,513
   Transfer agent fee                                                    22,221
   Administration fee                                                    18,250
   Trustees' fee                                                          1,051
   Other accrued expenses                                                39,870
                                                                   ------------
      Total liabilities                                                 477,908
                                                                   ------------
NET ASSETS                                                         $134,677,457
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $115,221,790
Distributions in excess of net investment income                     (1,310,197)
Accumulated net realized gain                                         3,899,604
Net unrealized appreciation                                          16,866,260
                                                                   ------------
NET ASSETS                                                         $134,677,457
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $56,953,223)                   4,479,072
Net asset value per share                                                $12.72
Offering price per share $12.72/(1-5.75%)                                $13.50


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $77,724,234)                   6,143,522
Net asset value and offering price per share                             $12.65





                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Income distributions received from affiliated funds                 $ 1,262,762
Interest                                                                  7,154
                                                                    -----------
     Total investment income                                          1,269,916
                                                                    -----------
EXPENSES
Investment advisory fee                                                  65,973
Distribution and service fees, Class C                                  288,017
Administration fee                                                       53,473
Transfer agent                                                           83,780
Printing                                                                 61,907
Registration                                                             17,858
Professional                                                             11,486
Trustees                                                                  6,746
Custodian                                                                 4,897
Miscellaneous                                                             7,888
                                                                    -----------
     Total expenses                                                     602,025
Less expenses reimbursed by investment adviser                         (283,763)
Custodian fees paid indirectly                                             (136)
                                                                    -----------
     Net expenses                                                       318,126
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                            951,790
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds           488,057
Capital gain distributions received from affiliated funds             3,897,625
Net change in unrealized appreciation (depreciation)
  on investments from affiliated funds                                8,056,556
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                 12,442,238
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $13,394,028
                                                                    ===========


                        See Notes to Financial Statements
12

Phoenix Wealth Builder PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months
                                                                                        Ended
                                                                                   January 31, 2007         Year Ended
                                                                                      (Unaudited)          July 31, 2006
                                                                                   ----------------        -------------
FROM OPERATIONS
   Net investment income (loss)                                                      $    951,790           $ 1,014,052
   Net realized gain (loss)                                                             4,385,682             8,867,323
   Net change in unrealized appreciation (depreciation)                                 8,056,556            (3,103,386)
                                                                                     ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         13,394,028             6,777,989
                                                                                     ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (1,083,373)             (659,079)
   Net investment income, Class C                                                      (1,265,066)             (448,891)
   Net realized short-term gains, Class A                                                (200,142)             (458,875)
   Net realized short-term gains, Class C                                                (277,110)             (764,786)
   Net realized long-term gains, Class A                                                 (757,060)           (2,355,289)
   Net realized long-term gains, Class C                                               (1,048,198)           (3,925,451)
                                                                                     ------------          ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (4,630,949)           (8,612,371)
                                                                                     ------------          ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (537,357 and 1,375,701 shares, respectively)           6,719,476            16,432,872
   Net asset value of shares issued from reinvestment of distributions
     (157,055 and 212,039 shares, respectively)                                         1,952,190             2,460,025
   Cost of shares repurchased (569,918 and 1,206,100 shares, respectively)             (7,151,282)          (14,395,918)
                                                                                     ------------          ------------
Total                                                                                   1,520,384             4,496,979
                                                                                     ------------          ------------
CLASS C
   Proceeds from sales of shares (366,780 and 1,233,328 shares, respectively)           4,522,528            14,581,264
   Net asset value of shares issued from reinvestment of distributions
     (194,382 and 163,141 shares, respectively)                                         2,406,448             1,884,371
   Cost of shares repurchased (768,436 and 2,058,744 shares, respectively)             (9,458,715)          (24,420,364)
                                                                                     ------------          ------------
Total                                                                                  (2,529,739)           (7,954,729)
                                                                                     ------------          ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (1,009,355)           (3,457,750)
                                                                                     ------------          ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                7,753,724            (5,292,132)

NET ASSETS
   Beginning of period                                                                126,923,733           132,215,865
                                                                                     ------------          ------------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(1,310,197) AND $86,452, RESPECTIVELY)  $134,677,457          $126,923,733
                                                                                     ============          ============

                        See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                              CLASS A
                                                                  -----------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED
                                                                  JANUARY 31, 2007               YEAR ENDED JULY 31
                                                                     (UNAUDITED)       2006              2005           2004
                                                                  ----------------   ----------------------------------------
Net asset value, beginning of period                                   $11.89          $12.07           $10.89         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       0.12            0.15             0.11           0.12
   Capital gain distributions received from affiliated funds(3)          0.37            0.12             0.07           0.01
   Net realized and unrealized gain (loss)                               0.81            0.40             1.10           0.86
                                                                       ------          ------           ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                                    1.30            0.67             1.28           0.99
                                                                       ------          ------           ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.25)          (0.16)           (0.10)         (0.10)
   Distributions from net realized gains                                (0.22)          (0.69)              --(5)          --
                                                                       ------          ------           ------         ------
     TOTAL DISTRIBUTIONS                                                (0.47)          (0.85)           (0.10)         (0.10)
                                                                       ------          ------           ------         ------
Change in net asset value                                                0.83           (0.18)            1.18           0.89
                                                                       ------          ------           ------         ------
NET ASSET VALUE, END OF PERIOD                                         $12.72          $11.89           $12.07         $10.89
                                                                       ======          ======           ======         ======
Total return(1)                                                         11.02%(7)        5.76%           11.76%          9.89%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $56,953         $51,755          $47,934        $29,566

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.05%(6)        0.20%(4)         0.40%          0.40%
   Gross operating expenses(2)                                           0.48%(6)        0.45%            0.45%          0.77%
   Net investment income                                                 1.89%(6)        1.25%            0.93%          1.11%
Portfolio turnover                                                        20%(7)           74%               4%             0%



                                                                                              CLASS C
                                                                  -----------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED
                                                                  JANUARY 31, 2007               YEAR ENDED JULY 31
                                                                     (UNAUDITED)       2006              2005           2004
                                                                  ----------------   ----------------------------------------
Net asset value, beginning of period                                   $11.84          $12.02           $10.86         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       0.07            0.06             0.02           0.04
   Capital gain distributions received from affiliated funds(3)          0.37            0.12             0.07           0.01
   Net realized and unrealized gain (loss)                               0.80            0.40             1.10           0.85
                                                                       ------          ------           ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                                    1.24            0.58             1.19           0.90
                                                                       ------          ------           ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.21)          (0.07)           (0.03)         (0.04)
   Distributions from net realized gains                                (0.22)          (0.69)              --(5)          --
                                                                       ------          ------           ------         ------
     TOTAL DISTRIBUTIONS                                                (0.43)          (0.76)           (0.03)         (0.04)
                                                                       ------          ------           ------         ------
Change in net asset value                                                0.81           (0.18)            1.16           0.86
                                                                       ------          ------           ------         ------
NET ASSET VALUE, END OF PERIOD                                         $12.65          $11.84           $12.02         $10.86
                                                                       ======          ======           ======         ======
Total return(1)                                                         10.55%(7)        4.99%           11.01%          9.03%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $77,724         $75,168          $84,281        $58,012

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.80%(6)        0.96%(4)         1.15%          1.15%
   Gross operating expenses(2)                                           1.23%(6)        1.19%            1.20%          1.47%
   Net investment income                                                 1.12%(6)        0.48%            0.19%          0.34%
Portfolio turnover                                                         20%(7)          74%               4%             0%


(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio.
(5) Amount is less than $0.01.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements
14

Phoenix Wealth Guardian PHOLIO

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JULY 31, 2006 TO
JANUARY 31, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Guardian PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending         Expenses Paid
Wealth Guardian PHOLIO       Account Value      Account Value         During
      Class A                July 31, 2006    January 31, 2007        Period*
-----------------------      -------------    ----------------    -------------
Actual                         $1,000.00         $1,089.50            $0.21

Hypothetical (5% return
  before expenses)              1,000.00          1,025.01             0.20

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.04%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending         Expenses Paid
Wealth Guardian PHOLIO       Account Value      Account Value         During
      Class C                July 31, 2006    January 31, 2007        Period*
-----------------------      -------------    ----------------    -------------
Actual                         $1,000.00         $1,084.30            $4.14

Hypothetical (5% return
  before expenses)              1,000.00          1,021.18             4.02

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.79%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Guardian PHOLIO

--------------------------------------------------------------------------------
Fund Investment Allocation (Unaudited)                                   1/31/07
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity Funds               48%
Domestic Fixed Income Funds         38
Foreign Equity Funds                14


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                       SHARES        VALUE
                                                       -------    -----------

MUTUAL FUNDS--99.5%

DOMESTIC EQUITY FUNDS(c)--47.2%
Phoenix Dynamic Growth Fund Class A(b) ...........     163,786    $ 1,875,348
Phoenix Fundamental Growth Fund Class A ..........     487,761      5,380,002
Phoenix Growth & Income Fund Class A .............     288,960      5,088,592
Phoenix Market Neutral Fund Class A ..............     305,273      3,299,998
Phoenix Mid-Cap Value Fund Class A ...............      70,741      1,810,960
Phoenix Pathfinder Fund Class A ..................     475,783      5,833,105
Phoenix Real Estate Securities Fund Class A ......      34,074      1,338,079
Phoenix Small-Cap Growth Fund Class A(b) .........      50,797      1,823,091
Phoenix Small-Cap Value Fund Class A .............     108,779      1,854,676
                                                                  -----------
                                                                   28,303,851
                                                                  -----------

FOREIGN EQUITY FUNDS(c)--14.3%
Phoenix Foreign Opportunities Fund Class A .......      97,727      2,462,725
Phoenix Global Utilities Fund Class A ............     103,929      1,305,350
Phoenix International Strategies Fund Class A ....     343,683      4,797,810
                                                                  -----------
                                                                    8,565,885
                                                                  -----------

DOMESTIC FIXED INCOME FUNDS(c)--38.0%
Phoenix Bond Fund Class A ........................     883,236   $  9,035,504
Phoenix Insight High Yield Bond Fund Class A .....     187,959      2,349,493
Phoenix Institutional Bond Fund Class Y ..........     293,463      9,059,199

Phoenix Multi-Sector Short Term Bond Fund
Class A ..........................................     484,972      2,298,769
                                                                  -----------
                                                                   22,742,965
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $54,733,422)                                      59,612,701
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $54,733,422)                                      59,612,701(a)

Other assets and liabilities, net--0.5%                               269,762
                                                                  -----------
NET ASSETS--100.0%                                                $59,882,463
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,401,442 and gross depreciation of $769,034 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $54,980,293.
(b) Non-income producing.
(c) Affiliated fund.

                        See Notes to Financial Statements
16

Phoenix Wealth Guardian PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2007
                                   (UNAUDITED)

ASSETS
Investment in affiliated funds at value,
   (Identified cost $54,733,422)                                   $59,612,701
Cash                                                                    41,391
Receivables
   Investment securities sold                                          255,360
   Fund shares sold                                                     51,134
   Dividends                                                            22,974
   Receivable from adviser                                              18,184
Prepaid expenses                                                        18,495
Other assets                                                            10,679
                                                                   -----------
     Total assets                                                   60,030,918
                                                                   -----------
LIABILITIES
Payables
   Fund shares repurchased                                              51,426
   Investment securities purchased                                      23,620
   Distribution and service fees                                        21,171
   Professional fee                                                     13,094
   Trustee deferred compensation plan                                   10,679
   Printing fee                                                          9,361
   Administration fee                                                    8,398
   Transfer agent fee                                                    7,971
   Trustees' fee                                                           467
   Other accrued expenses                                                2,268
                                                                   -----------
     Total liabilities                                                 148,455
                                                                   -----------
NET ASSETS                                                         $59,882,463
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $54,048,787
Distributions in excess of net investment income                      (446,562)
Accumulated net realized gain                                        1,400,959
Net unrealized appreciation                                          4,879,279
                                                                   -----------
NET ASSETS                                                         $59,882,463
                                                                   ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $26,700,302)                  2,248,359
Net asset value per share                                               $11.88
Offering price per share $11.88/(1-5.75%)                               $12.60

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $33,182,161)                  2,799,596
Net asset value and offering price per share                            $11.85



                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2007
                                   (UNAUDITED)

INVESTMENT INCOME
Income distributions received from affiliated funds                  $  778,823
Interest                                                                  4,793
                                                                     ----------
     Total investment income                                            783,616
                                                                     ----------
EXPENSES
Investment advisory fee                                                  29,853
Distribution and service fees, Class C                                  126,187
Administration fee                                                       24,455
Transfer agent                                                           28,779
Printing                                                                 24,644
Registration                                                             12,614
Professional                                                             10,502
Trustees                                                                  3,735
Custodian                                                                 3,452
Miscellaneous                                                             3,585
                                                                     ----------
     Total expenses                                                     267,806
Less expenses reimbursed by investment adviser                         (129,977)
Custodian fees paid indirectly                                             (117)
                                                                     ----------
     Net expenses                                                       137,712
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                            645,904
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds           308,364
Capital gain distributions received from affiliated funds             1,404,526
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                               2,542,698
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                  4,255,588
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $4,901,492
                                                                     ==========

                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months
                                                                                        Ended
                                                                                   January 31, 2007         Year Ended
                                                                                      (Unaudited)          July 31, 2006
                                                                                   ----------------        -------------
FROM OPERATIONS
   Net investment income (loss)                                                      $   645,904           $   847,990
   Net realized gain (loss)                                                            1,712,890             3,436,978
   Net change in unrealized appreciation (depreciation)                                2,542,698            (1,836,776)
                                                                                     -----------           -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         4,901,492             2,448,192
                                                                                     -----------           -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (560,405)             (478,246)
   Net investment income, Class C                                                       (604,877)             (447,365)
   Net realized short-term gains, Class A                                               (124,292)             (213,263)
   Net realized short-term gains, Class C                                               (157,434)             (339,237)
   Net realized long-term gains, Class A                                                (263,848)             (951,481)
   Net realized long-term gains, Class C                                                (334,202)           (1,513,518)
                                                                                     -----------           -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (2,045,058)           (3,943,110)
                                                                                     -----------           -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (280,377 and 856,254 shares, respectively)            3,295,308             9,783,645
   Net asset value of shares issued from reinvestment of distributions
     (65,308 and 113,730 shares, respectively)                                           763,444             1,268,792
   Cost of shares repurchased (286,504 and 562,827 shares, respectively)              (3,374,765)           (6,422,350)
                                                                                     -----------           -----------
Total                                                                                    683,987             4,630,087
                                                                                     -----------           -----------
CLASS C
   Proceeds from sales of shares (174,197 and 480,977 shares, respectively)            2,032,809             5,476,904
   Net asset value of shares issued from reinvestment of distributions
     (32,176 and 64,763 shares, respectively)                                            375,822               721,732
   Cost of shares repurchased (395,908 and 1,027,548 shares, respectively)            (4,611,266)          (11,736,494)
                                                                                     -----------           -----------
Total                                                                                 (2,202,635)           (5,537,858)
                                                                                     -----------           -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (1,518,648)             (907,771)
                                                                                     -----------           -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                               1,337,786            (2,402,689)

NET ASSETS
   Beginning of period                                                                58,544,677            60,947,366
                                                                                     -----------           -----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF $(446,562) AND $72,816, RESPECTIVELY)    $59,882,463           $58,544,677
                                                                                     ===========           ===========

                        See Notes to Financial Statements
18

Phoenix Wealth Guardian PHOLIO


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                              CLASS A
                                                                  -----------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED
                                                                  JANUARY 31, 2007               YEAR ENDED JULY 31
                                                                     (UNAUDITED)       2006              2005           2004
                                                                  ----------------   ----------------------------------------
Net asset value, beginning of period                                   $11.31          $11.61           $10.74         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                          0.15(3)         0.22(3)          0.17           0.17
   Capital gain distributions received from affiliated funds             0.28(3)         0.10(3)          0.06             --(5)
   Net realized and unrealized gain (loss)                               0.58            0.18             0.81           0.74
                                                                       ------          ------           ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                                    1.01            0.50             1.04           0.91
                                                                       ------          ------           ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.26)          (0.23)           (0.17)         (0.17)
   Distributions from net realized gains                                (0.18)          (0.57)              --(5)          --
                                                                       ------          ------           ------         ------
     TOTAL DISTRIBUTIONS                                                (0.44)          (0.80)           (0.17)         (0.17)
                                                                       ------          ------           ------         ------
Change in net asset value                                                0.57           (0.30)            0.87           0.74
                                                                       ------          ------           ------         ------
NET ASSET VALUE, END OF PERIOD                                         $11.88          $11.31           $11.61         $10.74
                                                                       ======          ======           ======         ======
Total return(1)                                                          8.95%(7)        4.43%            9.74%          9.15%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $26,700         $24,768          $20,696        $10,182

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.04%(6)        0.26%(4)         0.52%          0.52%
   Gross operating expenses(2)                                           0.47%(6)        0.56%            0.65%          1.35%
   Net investment income                                                 2.60%(6)        1.92%            1.56%          1.92%
Portfolio turnover                                                         21%(7)          67%               5%             1%



                                                                                              CLASS C
                                                                  -----------------------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED
                                                                  JANUARY 31, 2007               YEAR ENDED JULY 31
                                                                     (UNAUDITED)       2006              2005           2004
                                                                  ----------------   ----------------------------------------
Net asset value, beginning of period                                   $11.30          $11.60          $ 10.72         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                          0.11(3)         0.12(3)          0.09           0.12
   Capital gain distributions received from affiliated funds             0.28(3)         0.10(3)          0.06           0.01
   Net realized and unrealized gain (loss)                               0.56            0.19             0.81           0.70
                                                                       ------          ------           ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                                    0.95            0.41             0.96           0.83
                                                                       ------          ------           ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.22)          (0.14)           (0.08)         (0.11)
   Distributions from net realized gains                                (0.18)          (0.57)              --(5)          --
                                                                       ------          ------           ------         ------
     TOTAL DISTRIBUTIONS                                                (0.40)          (0.71)           (0.08)         (0.11)
                                                                       ------          ------           ------         ------
Change in net asset value                                                0.55           (0.30)            0.88           0.72
                                                                       ------          ------           ------         ------
NET ASSET VALUE, END OF PERIOD                                         $11.85          $11.30           $11.60         $10.72
                                                                       ======          ======           ======         ======
Total return(1)                                                          8.43%(7)        3.63%            9.03%          8.29%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $33,182         $33,776          $40,252        $28,355

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.79%(6)        1.03%(4)         1.27%          1.27%
   Gross operating expenses(2)                                           1.22%(6)        1.31%            1.40%          1.98%
   Net investment income                                                 1.83%(6)        1.08%            0.80%          1.19%
Portfolio turnover                                                         21%(7)          67%               5%             1%


(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio.
(5) Amount is less than $0.01.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX DIVERSIFIER PHOLIO

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF JULY 31, 2006 TO
JANUARY 31, 2007)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Diversifier PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning           Ending         Expenses Paid
Diversified PHOLIO           Account Value      Account Value         During
      Class A                July 31, 2006    January 31, 2007        Period*
-----------------------      -------------    ----------------    -------------
Actual                         $1,000.00           $1,084.20           $1.29
Hypothetical (5% return
  before expenses)              1,000.00            1,023.96            1.25

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.24%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                               Beginning           Ending         Expenses Paid
Diversified PHOLIO           Account Value      Account Value         During
      Class C                July 31, 2006    January 31, 2007        Period*
-----------------------      -------------    ----------------    -------------
Actual                         $1,000.00           $1,080.20           $5.22
Hypothetical (5% return
  before expenses)              1,000.00            1,020.12            5.08

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.00%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Diversifier PHOLIO

--------------------------------------------------------------------------------
Fund Investment Allocation (Unaudited)                                   1/31/07
--------------------------------------------------------------------------------

As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Domestic Equity Funds               41%
Foreign Equity Funds                25
Exchange Traded Funds               24
Domestic Fixed Income Funds         10


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2007
                                   (UNAUDITED)


                                                       SHARES        VALUE
                                                       -------    -----------

MUTUAL FUNDS--75.3%

DOMESTIC EQUITY FUNDS(b)--40.8%
Phoenix Market Neutral Fund Class A ..............     862,209    $ 9,320,476
Phoenix Real Estate Securities Fund Class A ......     448,721     17,621,285
                                                                  -----------
                                                                   26,941,761
                                                                  -----------

FOREIGN EQUITY FUND(b)--25.2%
Phoenix Global Utilities Fund Class A ............   1,325,141     16,643,773

DOMESTIC FIXED INCOME FUNDS(b)--9.3%
Phoenix Multi-Sector Short Term Bond Fund
Class A ..........................................   1,300,895      6,166,243

-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $47,421,050)                                      49,751,777
-----------------------------------------------------------------------------


                                                       SHARES        VALUE
                                                       -------    -----------

EXCHANGE TRADED FUNDS--24.0%

iShares Goldman Sachs Natural Resources
Index Fund .......................................      64,320    $ 6,496,341

PowerShares DB Commodity Index Tracking Fund .....     389,985      9,355,875
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $15,663,277)                                      15,852,216
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $63,084,327)                                      65,603,993
-----------------------------------------------------------------------------


                                                     PAR VALUE
                                                       (000)
                                                     ---------

SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(c)--1.4%
UBS Finance Delaware LLC 5.26%, 2/1/07 ...........        $900        900,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $900,000)                                            900,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $63,984,327)                                      66,503,993(a)

Other assets and liabilities, net--(0.7)%                            (465,703)
                                                                  -----------
NET ASSETS--100.0%                                                $66,038,290
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,492,114 and gross depreciation of $223,335 for federal income tax purposes. At January 31, 2007, the aggregate cost of securities for federal income tax purposes was $64,235,214.
(b) Affiliated fund.
(c) The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix Diversifier PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2007
                                   (UNAUDITED)


ASSETS
Investment in affiliated funds at value,
   (Identified cost $47,421,050)                                    $49,751,777
Investment in non-affiliated funds at value,
   (Identified cost $15,663,277)                                     15,852,216
Investment securities at value,
   (Identified cost $900,000)                                           900,000
Cash                                                                      2,734
Receivables
   Fund shares sold                                                   2,184,811
   Receivable from adviser                                               25,881
   Dividends                                                             22,424
Prepaid expenses                                                         15,484
Other assets                                                                146
                                                                    -----------
     Total assets                                                    68,755,473
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                    2,609,422
   Fund shares repurchased                                               58,583
   Distribution and service fees                                         19,799
   Transfer agent fee                                                     2,194
   Administration fee                                                     1,297
   Trustees' fee                                                            353
   Trustee deferred compensation plan                                       146
   Other accrued expenses                                                25,389
                                                                    -----------
     Total liabilities                                                2,717,183
                                                                    -----------
NET ASSETS                                                          $66,038,290
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $63,443,505
Distributions in excess of net investment income                       (120,829)
Accumulated net realized gain                                           195,948
Net unrealized appreciation                                           2,519,666
                                                                    -----------
NET ASSETS                                                          $66,038,290
                                                                    ===========

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $39,234,315)                   3,450,456
Net asset value per share                                                $11.37
Offering price per share $11.37/(1-5.75%)                                $12.06


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $26,803,975)                   2,373,549
Net asset value and offering price per share                             $11.29


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED JANUARY 31, 2007
                                   (UNAUDITED)


INVESTMENT INCOME
Income distributions received from affiliated funds                  $  362,078
Income distributions received from non-affiliated funds                 172,673
Interest                                                                 14,192
                                                                     ----------
     Total investment income                                            548,943
                                                                     ----------
EXPENSES
Investment advisory fee                                                  13,643
Distribution and service fees, non-affiliated funds                       5,051
Distribution and service fees, Class C                                   42,490
Administration fee                                                        5,689
Transfer agent                                                           10,982
Registration                                                             20,550
Professional                                                             12,402
Printing                                                                 10,184
Custodian                                                                 7,272
Trustees                                                                  1,908
Miscellaneous                                                               507
                                                                     ----------
     Total expenses                                                     130,678
Less expenses reimbursed by investment adviser                          (54,648)
Custodian fees paid indirectly                                              (70)
                                                                     ----------
     Net expenses                                                        75,960
                                                                     ----------
NET INVESTMENT INCOME (LOSS)                                            472,983
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds          (226,134)
Net realized gain (loss) on investments from non-affiliated funds       (19,678)
Capital gain distributions received from affiliated funds               449,265
Net change in unrealized appreciation (depreciation)
   on investments from affiliated funds                               2,295,407
Net change in unrealized appreciation (depreciation)
   on investments from non-affiliated funds                             175,094
                                                                     ----------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED AND
    NON-AFFILIATED FUNDS                                              2,673,954
                                                                     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $3,146,937
                                                                     ==========

                        See Notes to Financial Statements
22

Phoenix Diversifier PHOLIO


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months
                                                                                        Ended
                                                                                   January 31, 2007        Year Ended
                                                                                      (Unaudited)         July 31, 2006
                                                                                   ----------------       -------------
   Net investment income (loss)                                                      $   472,983           $    2,767
   Net realized gain (loss)                                                              203,453               (3,308)
   Net change in unrealized appreciation (depreciation)                                2,470,501               49,165
                                                                                     -----------           ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         3,146,937               48,624
                                                                                     -----------           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (351,752)                (408)
   Net investment income, Class C                                                       (244,109)                (340)
   Net realized long-term gains, Class A                                                  (2,345)                  --
   Net realized long-term gains, Class C                                                  (1,822)                  --
                                                                                     -----------           ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (600,028)                (748)
                                                                                     -----------           ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,374,092 and 117,420 shares, respectively)         36,897,818            1,212,084
   Net asset value of shares issued from reinvestment of distributions
     (20,356 and 41 shares, respectively)                                                224,731                  408
   Cost of shares repurchased (59,851 and 1,602 shares, respectively)                   (656,128)             (16,455)
                                                                                     -----------           ----------
Total                                                                                 36,466,421            1,196,037
                                                                                     -----------           ----------
CLASS C
   Proceeds from sales of shares (2,331,623 and 54,916 shares, respectively)          25,354,402              568,424
   Net asset value of shares issued from reinvestment of distributions
     (8,109 and 34 shares, respectively)                                                  88,987                  340
   Cost of shares repurchased (21,133 and 0 shares, respectively)                       (231,106)                  --
                                                                                     -----------           ----------
Total                                                                                 25,212,283              568,764
                                                                                     -----------           ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          61,678,704            1,764,801
                                                                                     -----------           ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                              64,225,613            1,812,677

NET ASSETS
   Beginning of period                                                                 1,812,677                   --
                                                                                     -----------           ----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF $(120,829) AND
     $2,049, RESPECTIVELY)                                                           $66,038,290           $1,812,677
                                                                                     ===========           ==========

                        See Notes to Financial Statements

Phoenix Diversifier PHOLIO


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                  CLASS A
                                                                  ---------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED                 FROM INCEPTION
                                                                  JANUARY 31, 2007         NOVEMBER 30, 2005 TO
                                                                     (UNAUDITED)               JULY 31, 2006
                                                                  ----------------         --------------------
Net asset value, beginning of period                                   $10.63                       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                          0.12                         0.08(3)
   Capital gain distributions received from affiliated funds             0.07                         0.02(3)
   Net realized and unrealized gain (loss)                               0.70                         0.57
                                                                       ------                       ------
     TOTAL FROM INVESTMENT OPERATIONS                                    0.89                         0.67
                                                                       ------                       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.15)                       (0.04)
   Distributions from net realized gains                                   --(4)                        --
                                                                       ------                       ------
     TOTAL DISTRIBUTIONS                                                (0.15)                       (0.04)
                                                                       ------                       ------
Change in net asset value                                                0.74                         0.63
                                                                       ------                       ------
NET ASSET VALUE, END OF PERIOD                                         $11.37                       $10.63
                                                                       ======                       ======
Total return(1)                                                          8.42%(6)                     6.72%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $39,234                       $1,231

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             0.24%(5)                     0.20%(5)
   Gross operating expenses(2)                                           0.66%(5)                    31.52%(5)
   Net investment income (loss)                                          3.69%(5)                     1.11%(5)
Portfolio turnover                                                         27%(6)                       81%(6)



                                                                                  CLASS C
                                                                  ---------------------------------------------
                                                                     SIX MONTHS
                                                                        ENDED                 FROM INCEPTION
                                                                  JANUARY 31, 2007         NOVEMBER 30, 2005 TO
                                                                     (UNAUDITED)               JULY 31, 2006
                                                                  ----------------         --------------------
Net asset value, beginning of period                                   $10.58                       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                          0.11                         0.03(3)
   Capital gain distributions received from affiliated funds             0.08                         0.04(3)
   Net realized and unrealized gain (loss)                               0.65                         0.54
                                                                       ------                       ------
     TOTAL FROM INVESTMENT OPERATIONS                                    0.84                         0.61
                                                                       ------                       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 (0.13)                       (0.03)
   Distributions from net realized gains                                   --(4)                        --
                                                                       ------                       ------
     TOTAL DISTRIBUTIONS                                                (0.13)                       (0.03)
                                                                       ------                       ------
Change in net asset value                                                0.71                         0.58
                                                                       ------                       ------
NET ASSET VALUE, END OF PERIOD                                         $11.29                       $10.58
                                                                       ======                       ======
Total return(1)                                                          8.02%(6)                     6.16%(6)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $26,804                         $581

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                             1.00%(5)                     0.95%(5)
   Gross operating expenses(2)                                           1.38%(5)                    46.88%(5)
   Net investment income (loss)                                          3.15%(5)                     0.38%(5)
Portfolio turnover                                                         27%(6)                       81%(6)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Amount is less than $0.01.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements
24

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED)

1. ORGANIZATION

   Phoenix PHOLIOs(SM) (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Each PHOLIO is a fund of funds. Currently four funds are offered for sale (each a "Fund"). The Phoenix Wealth Accumulator PHOLIO ("Wealth Accumulator PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Builder PHOLIO ("Wealth Builder PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Guardian PHOLIO ("Wealth Guardian PHOLIO") is diversified and has an investment objective of long-term capital appreciation and current income. The Phoenix Diversifier PHOLIO ("Diversifier PHOLIO") is diversified and has an investment objective of long-term capital appreciation.

   The Funds offer the following classes of shares for sale:

                                                      Class A    Class C
                                                      -------    -------
Wealth Accumulator PHOLIO ........................       X         X
Wealth Builder PHOLIO ............................       X         X
Wealth Guardian PHOLIO ...........................       X         X
Diversifier PHOLIO ...............................       X         X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A Shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not-criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the end of the fiscal year ended July 31, 2007, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made. In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

   As a Fund of funds, however, each underlying mutual fund's adviser manages the daily investments of the underlying mutual fund's portfolio and receives a management fee for this service from the underlying funds.

   The Adviser has contractually agreed to limit each Fund's total operating expenses (excluding 12b-1 fees, acquired fund fees and expenses, interest, taxes, proxy fees, and extraordinary expenses) through November 30, 2007, so that each Fund's expenses do not exceed the following percentages of average annual net assets:

                                                   Class A      Class C
                                                   Shares       Shares
                                                   --------     -------
Wealth Accumulator PHOLIO .....................      0.00%       0.00%
Wealth Builder PHOLIO .........................      0.00%       0.00%
Wealth Guardian PHOLIO ........................      0.00%       0.00%
Diversifier PHOLIO ............................      0.20%       0.20%

   The expense limitations include expenses incurred as a result of investing in other investment companies.

   The Adviser will not seek to recapture any reimbursed expenses under this arrangement unless authorized by the Board of Trustees of the PHOLIOs.

    As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-months (the "period") ended January 31, 2007, as follows:

                                                Class A          Class C
                                              Net Selling       Deferred
                                              Commissions     Sales Charges
                                              -----------     -------------
Wealth Accumulator PHOLIO .................     $ 2,782          $1,874
Wealth Builder PHOLIO .....................      12,133           6,443
Wealth Guardian PHOLIO ....................       5,580           2,060
Diversifier PHOLIO ........................      38,992           1,617

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of Class C. To avoid duplication of distribution and/or service fees, each class of shares of the funds has reduced the distribution and/or service fees by the amount of the underlying affiliated mutual funds' Class A and Class Y distribution and/or service fees.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund.

   For the period ending January 31, 2007 the Trust incurred administration fees totaling $86,115.

   PEPCO serves as the Trust's Transfer Agent with Boston Financial Data Services,Inc. serving as sub-transfer agent. For the period ended January 31, 2007, transfer agent fees were $129,901 as reported in the Statements of Operations, of which PEPCO retained the following:


Wealth Accumulator PHOLIO ......................................   $ 2,525
Wealth Builder PHOLIO ..........................................    25,096
Wealth Guardian PHOLIO .........................................     9,149
Diversifier PHOLIO .............................................     3,624

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


   At January 31, 2007, PNX and its affiliates and the retirement plans of PNX and its affiliates, held shares which aggregated the following:

                                                           Aggregate Net
                                              Shares        Asset Value
                                              ------       -------------
Wealth Accumulator PHOLIO
   Class A ...............................     5,395         $ 63,823
   Class C ...............................    10,206          120,023
Diversifier PHOLIO
   Class A ...............................     5,632           64,036
   Class C ...............................    10,157          114,673

   The Trust provides a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statements of Assets and Liabilities at January 31, 2007.

4. PURCHASES AND SALES OF UNDERLYING FUNDS

   Purchases and sales of the underlying funds for the period ended January 31, 2007, were as follows:

                                              Purchases           Sales
                                             -----------      ------------
Wealth Accumulator PHOLIO ..............     $ 6,272,472      $  2,041,736
Wealth Builder PHOLIO ..................      26,309,360        27,446,816
Wealth Guardian PHOLIO .................      12,505,492        13,902,005
Diversifier PHOLIO .....................      59,230,156         5,710,743

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS

   As of January 31, 2007, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                                % Shares        Number of
                                               Outstanding      Accounts
                                               -----------      ---------
Wealth Accumulator PHOLIO ................         32%              2
Wealth Builder PHOLIO ....................         35               1
Wealth Guardian PHOLIO ...................         35               1
Diversifier PHOLIO .......................         41               2

   The shareholder accounts are not affiliated with PNX.

   The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At January 31, 2007, the Funds were the owner of record of the following approximate percentages of the total outstanding shares of the underlying funds as detailed below:

                                         Wealth      Wealth
                                         Builder    Guardian     Diversifier
                                         PHOLIO      PHOLIO        PHOLIO
                                         -------    --------     -----------
Phoenix Bond Fund
   Class A                                 11%         --             --
Phoenix Dynamic Growth Fund
   Class A                                 46          17%            --
Phoenix Fundamental Growth Fund
   Class A                                 51          20             --
Phoenix Global Utilities Fund
   Class A                                 16          --             45%
Phoenix International Strategies Fund
   Class A                                 15          --             --
Phoenix Market Neutral Fund
   Class A                                 12          --             14
Phoenix Pathfinder Fund
   Class A                                 53          19             --

   The investments of the Wealth Accumulator PHOLIO do not represent greater than 10% of the underlying funds' total outstanding shares.

6. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. EXEMPTIVE ORDER

   On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting an exemption from Sections 12(d)
(1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange traded funds.


9. FUND LIQUIDATIONS

   On November 16, 2006, the Board of Trustees of the Phoenix PHOLIOs voted to liquidate the Phoenix Conservative Income PHOLIO, Phoenix International PHOLIO and Phoenix Wealth Preserver PHOLIO (the "Funds"). Based on recommendation by management, the Trustees determined that liquidation was in the best interest of the shareholders and voted to direct the mandatory redemption of all shares of the Funds. Effective November 27, 2006, the Funds closed to new investors and additional investor deposits. The liquidations occurred on December 22, 2006, for the Phoenix International PHOLIO and the Phoenix Wealth Preserver PHOLIO and on December 27, 2006 for the Phoenix Conservative Income PHOLIO. The Funds were liquidated at their net asset values and net proceeds received were distributed to the shareholders.

                         RESULTS OF SHAREHOLDER MEETING
                               PHOENIX PHOLIOS(SM)
                                OCTOBER 31, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix PHOLIOs(SM) (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

        1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
           1).

        2. To  ratify  the  appointment  of  PricewaterhouseCoopers  LLP  as the
           independent   registered   public  accounting  firm  for  the  Trusts
           (Proposal 7).



NUMBER OF ELIGIBLE UNITS VOTED:

                                                     FOR             AGAINST
                                                     ----           ---------
1. Election of Trustees

   E. Virgil Conway .........................     98,102,072        2,342,054
   Harry Dalzell-Payne ......................     98,112,213        2,331,913
   Daniel T. Geraci .........................     98,112,213        2,331,913
   Francis E. Jeffries ......................     98,112,213        2,331,913
   Leroy Keith, Jr. .........................     98,087,253        2,356,873
   Marilyn E. LaMarche ......................     98,112,213        2,331,913
   Philip R. McLoughlin .....................     98,059,970        2,384,157
   Geraldine M. McNamara ....................     98,112,213        2,331,913
   James M. Oates ...........................     98,101,169        2,342,957
   Richard E. Segerson ......................     98,112,213        2,331,913
   Ferdinand L. J. Verdonck .................     98,112,213        2,331,913



                                                     FOR             AGAINST        ABSTAIN
                                                     ----           ---------      ---------
2. To ratify the appointment of
   PricewaterhouseCoopers LLC as the
   independent registered public
   accounting firm ..........................     97,319,831          649,333      2,474,963

                         RESULTS OF SHAREHOLDER MEETING
                           PHOENIX DIVERSIFIER PHOLIO
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Diversifier PHOLIO (the "Fund"), a series of Phoenix PHOLIOs(SM) (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).


NUMBER OF ELIGIBLE UNITS VOTED:



                                                     FOR             AGAINST        ABSTAIN          BROKER NON-VOTES
                                                     ----           ---------      ---------         ----------------
1. To permit PIC to hire and replace
   subadvisers or to modify subadvisory
   agreements without shareholder approval           127,473                0         14,464               35,569

2. Amendment of fundamental restrictions
   of the Fund with respect to loans                 127,473            1,448         13,016               35,569

                         RESULTS OF SHAREHOLDER MEETING
                        PHOENIX WEALTH ACCUMULATOR PHOLIO
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Wealth Accumulator PHOLIO (the "Fund"), a series of Phoenix PHOLIOs(SM) (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).


NUMBER OF ELIGIBLE UNITS VOTED:



                                                     FOR             AGAINST        ABSTAIN          BROKER NON-VOTES
                                                     ----           ---------      ---------         ----------------
1. To permit PIC to hire and replace
   subadvisers or to modify subadvisory
   agreements without shareholder approval           208,842           10,931         15,080               49,845

2. Amendment of fundamental restrictions
   of the Fund with respect to loans                 204,576           15,068         15,210               49,845

                         RESULTS OF SHAREHOLDER MEETING
                          PHOENIX WEALTH BUILDER PHOLIO
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Wealth Builder PHOLIO (the "Fund"), a series of Phoenix PHOLIOs(SM) (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal 6).


NUMBER OF ELIGIBLE UNITS VOTED:



                                                     FOR             AGAINST        ABSTAIN          BROKER NON-VOTES
                                                     ----           ---------      ---------         ----------------
1. To permit PIC to hire and replace
   subadvisers or to modify subadvisory
   agreements without shareholder approval         3,443,616          379,567        117,294            1,734,959

2. Amendment of fundamental restrictions
   of the Fund with respect to loans               3,426,540          385,268        128,670            1,734,959

3. To reclassify the investment objective
   of the Investment Objective Funds from
   fundamental to non-fundamental                  3,411,694          398,714        130,069            1,734,959


   Proposals 2, 3 and 6 were not approved by shareholders.

                         RESULTS OF SHAREHOLDER MEETING
                         PHOENIX WEALTH GUARDIAN PHOLIO
                                NOVEMBER 21, 2006
                                   (UNAUDITED)


   At a special meeting of shareholders of Phoenix Wealth Guardian PHOLIO (the "Fund"), a series of Phoenix PHOLIOs(SM) (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal 6).


NUMBER OF ELIGIBLE UNITS VOTED:


                                                     FOR             AGAINST        ABSTAIN          BROKER NON-VOTES
                                                     ----           ---------      ---------         ----------------
1. To permit PIC to hire and replace
   subadvisers or to modify subadvisory
   agreements without shareholder approval         2,086,843           84,748        110,659              622,128

2. Amendment of fundamental restrictions
   of the Fund with respect to loans               2,098,870           61,969        121,412              622,128

3. To reclassify the investment objective
   of the Investment Objective Funds from
   fundamental to non-fundamental                  2,094,128           71,926        116,196              622,128

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX WEALTH ACCUMULATOR PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Boarddecision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager, the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the Fund's shareholders. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that, although it trailed its benchmark, the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods and concluded that the Fund's performance was reasonable.

   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board noted that, due to extensive reimbursement payments to the Fund by PIC, expenses currently exceeded any revenue generated by the Fund to PIC. The Board concluded that the profitability to PIC from the Fund was not an issue.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX WEALTH ACCUMULATOR PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that management had committed to waiving or reimbursing fees so that Fund expenses would be capped. The Board further noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee at 0.10% was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although the Fund had a flat 0.10% management fee, the Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale as assets of the Fund increased.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX WEALTH BUILDER PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED)


The Board of Trustees (the "Board") is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund. During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving continuance of the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager, the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the Fund's shareholders. The Board also noted the extent of benefits that would be provided Fund share holders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class C shares for the 1 and 3 year periods ended September 30, 2006 and the year to date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its benchmark over all periods, and noted the Fund's performance relative to its Lipper peer group had improved during the recent year to date and 1 year periods, and concluded that the Fund's performance was reasonable.

   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board noted that, due to extensive reimbursement payments to the Fund by PIC, expenses currently exceeded any revenue generated by the Fund to PIC. The Board concluded that the profitability to PIC from the Fund was not an issue.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX WEALTH BUILDER PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that management had committed to waiving or reimbursing fees so that Fund expenses would be capped. The Board further noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee at 0.10% was at the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although the Fund had a flat 0.10% management fee, the Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale as assets of the Fund increased.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX WEALTH GUARDIAN PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving continuance of the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager, the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the Fund's shareholders. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class C shares for the 1 and 3 year periods ended September 30, 2006 and the year to date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund's performance for all periods ending September 30, 2006 was below average relative to its peer group and that the Fund had underperformed its benchmark over the same periods, but it also noted the Fund's performance relative to its Lipper peer group was improving during the recent year to date and 1 year periods. After discussion, the Board concluded that performance was acceptable given management's comments regarding attribution and the steps management had undertaken to improve the Funds' performance and diversification.

   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board noted that, due to extensive reimbursement payments to the Fund by PIC, expenses currently exceeded any revenue generated by the Fund to PIC. The Board concluded that the profitability to PIC from the Fund was not an issue.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX WEALTH GUARDIAN PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that management had committed to waiving or reimbursing fees so that Fund expenses would be capped. The Board further noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee at 0.10% was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although the Fund had a flat 0.10% management fee, the Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale as assets of the Fund increased.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX DIVERSIFIER PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED)


   The Board of Trustees (the "Board") is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Boarddecision.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund, and its current experience in acting as an investment adviser to over 60 mutual funds and several institutional clients. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Consideration was also given to the Funds' portfolio manager and the general method of compensation. With respect to the background of the portfolio manager, the Board was satisfied with his 17 years of investment experience. With respect to compensation, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds that he managed so as to align his interests with those of the Fund's shareholders. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that, although it trailed its benchmark, the Fund had exceeded the Lipper peer group average for its investment style for the year-to-date period and concluded that the Fund's performance was reasonable, particularly given the short history with the Fund commencing operation as of November 30, 2005.

   MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board noted that, due to extensive reimbursement payments to the Fund by PIC, expenses currently exceeded any revenue generated by the Fund to PIC. The Board concluded that the profitability to PIC from the Fund was not an issue.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX DIVERSIFIER PHOLIO (THE "FUND")
JANUARY 31, 2007 (UNAUDITED) (CONTINUED)


   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that management had committed to waiving or reimbursing fees so that Fund expenses would be capped. The Board further noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee at 0.10% was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that, although the Fund had a flat 0.10% management fee, the Fund could achieve economies of scale as assets grew to cover fixed costs. The Board therefore concluded that shareholders would have an opportunity to benefit from economies of scale as assets of the Fund increased.

PHOENIX PHOLIOS(SM)
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel, Secretary and Chief Legal Officer

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                       This page intentionally left blank.

                       This page intentionally left blank.

                                                               ---------------
                                                                  PRESORTED
                                                                   STANDARD
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                LOUISVILLE, KY
                                                               PERMIT NO. 1051
                                                               ---------------


[GRAPHIC OMITTED]
PHOENIX


Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480



For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM




NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1803
BPD31263                                                                    3-07


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Phoenix PHOLIOs(SM)
            ----------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date   April 5, 2007
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, President
                              (principal executive officer)

Date   April 5, 2007
    ------------------------------------------------------------------------


By (Signature and Title)*     /s/ W. Patrick Bradley
                         ---------------------------------------------------
                              W. Patrick Bradley, Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date   April 5, 2007
    ------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.